Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long-term deposits	$ 228,494,417	$ 222,861,432	$ 186,368,967
Uy [Member] | Banco Itau Uruguay Due January Two Two Thousand And Twenty Six [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-26-2025
Due date of deposits	01-02-2026
Long-term deposits	$ 814,197
Deposits monthly interest rate	0.56%
Uy [Member] | Citibank Uruguay Due January Two Two Thousand And Twenty Six [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-30-2025
Due date of deposits	01-02-2026
Long-term deposits	$ 813,476
Deposits monthly interest rate	0.40%
Uy [Member] | Citibank Uruguay Due January Twelve Two Thousand And Twenty Six [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-29-2025
Due date of deposits	01-12-2026
Long-term deposits	$ 1,647,674
Deposits monthly interest rate	0.33%
Uy [Member] | H S B C Bank S A Uruguay Due January Twenty Eight Two Thousand And Twenty Six [Member] | H S B C Bank S A Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-29-2025
Due date of deposits	01-28-2026
Long-term deposits	$ 464,931
Deposits monthly interest rate	0.51%
Uy [Member] | Sumitomo Mitsui Banking Corporation United States Due February Three Two Thousand And Twenty Six [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-03-2025
Due date of deposits	02-03-2026
Long-term deposits	$ 128,268,389
Deposits monthly interest rate	0.04%
Uy [Member] | The Bank Of Nova Scotia Toronto Canada Due January Twenty Six Two Thousand And Twenty Six [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	10-28-2025
Due date of deposits	01-26-2026
Long-term deposits	$ 49,128,993
Deposits monthly interest rate	0.04%
Uy [Member] | The Bank Of Nova Scotia Toronto Canada Due March Ten Two Thousand And Twenty Six [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits	12-10-2025
Due date of deposits	03-10-2026
Long-term deposits	$ 47,356,757
Deposits monthly interest rate	0.04%
Uy [Member] | Banco Itau Uruguay Due January Three Two Thousand And Twenty Five [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-27-2024
Due date of deposits		01-03-2025
Long-term deposits		$ 1,495,089
Deposits monthly interest rate		0.63%
Uy [Member] | Citibank Uruguay Due January Eighteen Two Thousand And Twenty Five [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-17-2024
Due date of deposits		01-18-2025
Long-term deposits		$ 271,554
Deposits monthly interest rate		0.43%
Uy [Member] | Banco Itau Uruguay Due January Four Two Thousand And Twenty Four [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-28-2023
Long-term deposits			$ 449,552
Deposits monthly interest rate			0.64%
Uy [Member] | Citibank Uruguay Due January Two Two Thousand And Twenty Four [Member] | Citibank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-29-2023
Due date of deposits			01-02-2024
Long-term deposits			$ 280,970
Deposits monthly interest rate			0.52%
Uy [Member] | Scotiabank Uruguay Due January Twenty Nine Two Thousand And Twenty Four [Member] | Scotiabank Uruguay [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-29-2023
Due date of deposits			01-29-2024
Long-term deposits			$ 56,194
Deposits monthly interest rate			0.58%
Usd [Member] | Sumitomo Mitsui Banking Corporation United States Due February Twenty Seven Two Thousand And Twenty Five [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		12-27-2024
Due date of deposits		02-27-2025
Long-term deposits		$ 169,500,536
Deposits monthly interest rate		0.39%
Usd [Member] | The Bank Of Nova Scotia Toronto Canada Due January Three First Two Thousand And Twenty Five [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits		11-29-2024
Due date of deposits		01-31-2025
Long-term deposits		$ 51,594,253
Deposits monthly interest rate		0.37%
Usd [Member] | Banco Itau Uruguay Due January Four Two Thousand And Twenty Four [Member] | Banco Itau Uruguay [Member]
IfrsStatementLineItems [Line Items]
Due date of deposits			01-04-2024
Usd [Member] | Sumitomo Mitsui Banking Corporation United States Due January Twenty Six Two Thousand And Twenty Four [Member] | Sumitomo Mitsui Banking Corporation United States [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			11-24-2023
Due date of deposits			01-26-2024
Long-term deposits			$ 141,450,646
Deposits monthly interest rate			0.46%
Usd [Member] | The Bank Of Nova Scotia Toronto Canada Due March Three Two Thousand And Twenty Four [Member] | The Bank Of Nova Scotia Toronto Canada [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-08-2023
Due date of deposits			03-06-2024
Long-term deposits			$ 44,013,748
Deposits monthly interest rate			0.47%
Ars [Member] | Banco Supervielle Argentina Due January Eighth Two Thousand And Twenty Four [Member] | Banco Supervielle Argentina [Member]
IfrsStatementLineItems [Line Items]
Date of investment of deposits			12-07-2023
Due date of deposits			01-08-2024
Long-term deposits			$ 117,857
Deposits monthly interest rate			10.50%